Derivative financial instruments (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	$ (33)	$ 205
Amount of gain or (loss) recognized in financial income (expense),Total	239	473	(230)
Financial settlement
Financial Settlement, Derivatives designated as Hedge	20	(207)	9
Financial Settlement of Derivatives, Total	(27)	(1,005)	(13)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	5	(133)	(23)
CDI & TJLP vs. USD fixed and floating [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	175	259	(50)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(48)	(819)	(29)
USD floating rate vs. fixed USD rate swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(1)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	1	(2)	2
EURO floating rate vs. USD floating rate swap [Member] | Foreign exchange and interest rate risk [Member]
Financial settlement
Financial Settlement Derivatives not Designated as Hedge		1
AUD floating rate vs. fixed USD rate swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		1	2
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(2)	(1)	(1)
EuroBond Swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	42	1
Pre Dollar Swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	2
Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	219	261	(49)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(49)	(821)	(28)
Maritime Freight Hiring Protection Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		5	(3)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	2	(11)	(10)
Nickel Strategic Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	15	(2)	(139)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge		39	14
Nickel Fixed price program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	13		(9)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(1)		(1)
Aluminium [Member] | Commodities Price risk [Member]
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	7
Aluminum [Member] | Commodities Price risk [Member]
Financial settlement
Financial Settlement Derivatives not Designated as Hedge			16
Bunker Oil Hedge [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	32	13	(6)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(8)	(7)	13
Coal [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		(2)	(1)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	2	2
Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	60	14	(158)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	2	23	6
Energy - Aluminum options [Member] | Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(7)	(7)	(23)
Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(7)	(7)	(23)
Aluminium [Member]
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge		7	2
Foreign Exchange Cash Flow Hedge [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge		204
Financial settlement
Financial Settlement, Derivatives designated as Hedge	(13)	(225)	(4)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	14	(115)	28
Aluminum [Member]
Financial settlement
Financial Settlement, Derivatives designated as Hedge		18	13
Strategic Nickel [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	(33)	1
Financial settlement
Financial Settlement, Derivatives designated as Hedge	33
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	$ (9)	$ (25)	$ (53)